Notes payable by contractual maturities - Popular Inc. (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Line Items]
Notes Payable	$ 1,777,721	$ 1,856,372
Parent Company [Member]
Debt Disclosure [Line Items]
Notes Payable	790,282	760,849
Long-term Debt [Member]
Debt Disclosure [Line Items]
Debt With No Stated Maturity	936,000
Subtotal	2,214,251
Less: Discount	436,530
Long-term Debt [Member] | Parent Company [Member]
Debt Disclosure [Line Items]
2013	0
2014	0
2015	0
2016	0
2017	0
Later years	290,812
Debt With No Stated Maturity	936,000
Subtotal	1,226,812
Less: Discount	(436,530)
Notes Payable	$ 790,282